Net trading income (loss) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net trading income (loss) [Line Items]
Net trading income (loss)		₩ 963,223	₩ 369,510
Trading assets
Net trading income (loss) [Line Items]
Gain (loss) on valuation of debt securities		(90,442)	(47,017)
Gain (loss) on valuation of equity securities		187,442	161,234
Gain (loss) on valuation of other securities		5,782	18,336
Gain (loss) on sale of debt securities		(93,528)	(1,933)
Gain (loss) on sale of equity securities		128,118	70,603
Net trading income (loss)		137,372	201,223
Trading liabilities
Net trading income (loss) [Line Items]
Gain (loss) on valuation of debt securities		(138,134)	(121,262)
Gain (loss) on valuation of equity securities		0
Gain (loss) on valuation of other securities		260	(61,321)
Gain (loss) on sale of debt securities		(20,610)	5,174
Gain (loss) on sale of equity securities		0
Gain (loss) on sale of other securities		2,440	2,589
Gain (loss) on transaction of derivatives		0
Gain (loss) on valuation of derivatives		0
Net trading income (loss)		(156,044)	(174,820)
Derivatives
Net trading income (loss) [Line Items]
Gain (loss) on valuation of debt securities	₩ 0
Gain (loss) on valuation of equity securities	0
Gain (loss) on valuation of other securities	0
Gain (loss) on sale of debt securities	0
Gain (loss) on sale of equity securities	0
Gain (loss) on sale of other securities	0
Gain (loss) on transaction of derivatives	179,928	612,670	341,440
Gain (loss) on valuation of derivatives	₩ (291,879)	369,225	1,667
Net trading income (loss)		₩ 981,895	₩ 343,107